UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

WALKER & DUNLOP CAPITAL, LLC

(Formerly known as CWCapital LLC)

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported):  January 25, 2018

Commission File Number of securitizer:  025-01019

Central Index Key Number of securitizer:  0001549487

Richard M. Lucas

Executive Vice President, General Counsel & Secretary

(301) 634-2150

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WALKER & DUNLOP CAPITAL, LLC
(Securitizer)

By:	/s/ Richard M. Lucas
Name:	Richard M. Lucas
Title:	Executive Vice President, General Counsel & Secretary

Date:      January 25, 2018